Intangible assets (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
	March 31,
	2018	2019
	$ in thousands	$ in thousands

Cost	6,348	5,951
Less: accumulated amortization	(3,561)	(3,613)

	2,787	2,338

Components of other intangible assets
	March 31,
	2018	2019
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,274	1,014
Land use right of factory land in Xinxing, Guangdong, PRC	1,513	1,324

	2,787	2,338

Schedule of amortization expenses
Year ending March 31,	$ in thousands

2020	275
2021	275
2022	275
2023	275
2024	275
Thereafter	963

Total	2,338